Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of accrued liabilities and provisions [Abstract]
Disclosure of accrued liabilities and provisions [Text Block]
Below is the breakdown of the changes in the different categories of provisions and contingenciesas of December 31, 2017 and 2016:

	Asset		Environmental
	retirement		contingencies
	obligation	Litigation	and others	Total
Balance as of December 31, 2016	5,064,660	209,932	643,278	5,917,870
Increase in abandonment costs	39,634	-	-	39,634
Additions (recoveries)	110,587	(19,185)	106,532	197,934
Uses	(66,469)	(7,742)	(19,613)	(93,824)
Financial costs	379,891	-	(367)	379,524
Foreign currency translation	(979)	(39)	718	(300)
Transfers (1)	-	-	96,611	96,611
Balance as of December 31, 2017	5,527,324	182,966	827,159	6,537,449

Current	199,824	159,881	199,123	558,828
Non-current	5,327,500	23,085	628,036	5,978,621
	5,527,324	182,966	827,159	6,537,449

	Asset			Environmental
	retirement		Comuneros	contingencies
	obligation	Litigation	provision	and others	Total
Balance as of December 31, 2015	4,452,369	99,798	702,486	822,694	6,077,347
Increase in abandonment costs	404,797	-	-	-	404,797
Additions (recoveries)	18,285	44,120	(702,486)	(74,312)	(714,393)
Uses	(68,460)	(4,585)	-	(31,218)	(104,263)
Financial costs	317,448	-	-	(173)	317,275
Foreign currency translation	(14,703)	(355)	-	(2,759)	(17,817)
Transfers (1)	(45,076)	70,954	-	(70,954)	(45,076)
Balance as of December 31, 2016	5,064,660	209,932	-	643,278	5,917,870

Current	330,057	146,767	-	345,130	821,954
Non-current	4,734,603	63,165	-	298,148	5,095,916
	5,064,660	209,932	-	643,278	5,917,870

(1)	Mainly includes transfers to liabilities associated with assets held for sale.

Disclosure of contingent liabilities [text block]
The following is a summary of the main legal proceedings recognized in the statement of financial position whose amount exceeds COP$13,000 million, where the expectation of loss is probable and could imply an outflow of resources as of December 31, 2017 and 2016:

Proceeding	2017	2016

Provision for the payment of the 2016 legal stability contract premium with the Ministry of Finance and Public Credit regarding investment in Reficar	64,104	59,528
Litigation with Schrader Camargo, supplier of Reficar	17,003	17,003
Settlement before the Procuraduría General de la Nación with the firms Acciona Infraestructura S.A. and Mantenimiento y Montajes S.A., August 18, 2016. In 2017, it was ruled in favor of the Group and the provision was reversed.	-	44,986

Disclosure of detailed information about unrecorded contingent liabilities [Text Block]
The following is a summary of the main contingent liabilities that have not been recognized in the statement of financial position as, according to the evaluations made by internal and external advisors of the Group, the expectation of loss is not probable as at December 31, 2017 and 2016:

Proceedings	2017	2016

Environmental damage caused by a terrorist attack in 2015 against the Transandino pipeline.	209,220	-
Breaking of the economic and financial balance with contractor for the construction of the transport system.	110,266	-
On March 14, 2016, a lawsuit was filed for default settling the contract between Konidol and Ecopetrol, which caused Ecopetrol incurred excess costs in the maintenance contract in 2016.	62,131	62,131
Salary readjustments to the amounts established by Ecopetrol for personnel, related to a contract with a third party for the commissioning and construction of surface facilities for production and exploration projects.	60,313	-
Compensation to third parties for damage caused by hydrocarbon spills during a tanker truck accident on the Villeta - Guaduas road oil spills.	43,333	43,333
Contractual imbalance with a third party in relation to road connection works.	31,679	-
Settlement of differences with a supplier under a contract whose purpose was the engineering, procurement and construction management of project P135. Although the parties reached a preliminary settlement agreement, the Comptroller General's Office did not approve it and the process continues in the evidentiary stage. The result of these processes is subject to the decision of the arbitrator.	30,027	-
Contractual controversy with a third party in relation with seismic acquisition services and seismic program processing.	30,000	-
Recalculation of legal and non-legal social benefits on sums paid for the benefit of saving incentives.	16,562	16,562
Controversy regarding income tax returns for taxable years 2010 and 2011 of Hocol, related to deductions in exploration fixed assets. In September 2017, Hocol paid taxes on the tax revenue processes of taxable years 2010 and 2011 of $ 89,271	-	344,915

Disclosure of detailed information about contingent assets [Text Block]
The following is a breakdown of the Group’s principal contingent assets, where the associated contingent gain is likely, but not certain as of December 31, 2017 and 2016:

Proceedings	2017	2016

Ocensa claim that seeks the payment of the negative balance by Equion Energia Limited and Santiago Oil Group, which are reflected in Ocensa's volumetric balances.	112,735	-
Claim for reimbursement based on a disagreement with Ecopetrol corresponding to investment in facilities in the Guaduas field of the "Rio Seco" association contract.	40,711	40,746
Environmental incident in 2011, in the Caño Limón Coveñas Pipeline.	35,000	-
Criminal claim filed by Ecopetrol against the administrator of agreements with a corporation for alleged document falsification.	32,000	-
Breach of a pipe purchase order because the physical characteristics of the coating do not match what was contracted.	21,232	21,232
Nullity of administrative act issued by the DIAN, which ordered a special contribution for public works contracts.	13,214	13,214
Claim against Metapetroleum for damage suffered due to the late delivery of crude volumes under the Quifa association contract.	-	25,421